Accounting principles - Intangible assets (Details)	12 Months Ended
Dec. 31, 2025 criteria
Disclosure of detailed information about intangible assets [line items]
Research and development costs recognition, initial measurement, number of criterias	6
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	1 year